UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Parametric Tax-Managed Emerging Markets Fund)

Parametric Tax-Managed Emerging Markets Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	208,500	$2,752,200
Banco Macro SA, Class B(1)	130,676	322,817
Banco Macro SA, Class B ADR(1)	109,200	1,607,424
BBVA Banco Frances SA(1)	76,594	179,493
BBVA Banco Frances SA ADR(1)	59,599	247,336
Cresud SA ADR	145,131	1,362,780
Grupo Financiero Galicia SA, Class B ADR	218,800	1,203,400
IRSA Inversiones y Representaciones SA	119,544	182,093
IRSA Inversiones y Representaciones SA ADR	57,300	540,339
Ledesma SAAI	259,501	283,790
MercadoLibre, Inc.	70,600	6,817,136
Molinos Rio de la Plata SA, Class B	93,310	457,375
Petrobras Energia SA ADR	551,378	2,608,018
Siderar SAIC	1,803,100	676,070
Telecom Argentina SA ADR	279,000	4,048,290
Telecom Argentina SA, Class B	229,824	1,101,838
Transportadora de Gas del Sur SA	252,923	139,211

		$24,529,610

Botswana — 0.4%
Barclays Bank of Botswana	1,308,506	$1,113,562
Botswana Insurance Holdings Ltd.	470,826	601,395
First National Bank of Botswana	7,511,600	3,058,484
Letshego Holdings, Ltd.	15,329,252	4,941,693
Sechaba Breweries Ltd.	1,086,400	2,167,193
Sefalana Holding Co.	991,000	519,054
Standard Chartered Bank Botswana	850,790	1,083,731

		$13,485,112

Brazil — 6.2%
AES Tiete SA, PFC Shares	121,216	$1,175,719
All America Latina Logistica SA (Units)	366,400	1,824,067
Anhanguera Educacional Participacoes SA	39,000	630,523
B2W Companhia Global do Varejo(1)	65,600	487,273
Banco Bradesco SA	81,182	1,406,900
Banco Bradesco SA ADR	235,429	4,006,995
Banco Bradesco SA, PFC Shares	448,096	7,561,585
Banco do Brasil SA	337,899	4,578,337
Banco Santander Brasil SA	168,400	1,221,697
Banco Santander Brasil SA ADR	166,200	1,206,612
BM&F Bovespa SA	595,800	4,006,889
Bombril SA, PFC Shares	92,000	346,693
BR Malls Participacoes SA	167,900	2,100,464
BR Properties SA	54,500	606,290
Bradespar SA, PFC Shares	77,600	1,009,194
Braskem SA, PFC Shares	61,000	409,333
BRF-Brasil Foods SA	208,066	4,611,791
BRF-Brasil Foods SA ADR	25,600	566,016
CCX Carvao da Colombia SA(1)	20,100	36,107
Centrais Eletricas Brasileiras SA	44,000	152,419

Security	Shares	Value
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	254,882	$1,608,188
CETIP SA - Mercados Organizados	107,000	1,260,755
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	761,904
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,633,984
Cia de Bebidas das Americas, PFC Shares	396,825	16,691,884
Cia de Companhia de Concessoes Rodoviarias (CCR)	565,900	5,780,119
Cia de Saneamento Basico do Estado de Sao Paulo(1)	54,500	2,598,308
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	21,100	1,007,103
Cia de Saneamento de Minas Gerais-Copasa MG	42,400	1,027,713
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	428,885
Cia Energetica de Minas Gerais SA, PFC Shares	300,112	3,522,779
Cia Energetica de Sao Paulo, PFC Shares	138,900	1,393,983
Cia Hering	42,700	763,666
Cia Paranaense de Energia-Copel, PFC Shares	71,800	1,107,157
Cia Siderurgica Nacional SA	161,700	730,581
Cia Siderurgica Nacional SA ADR	62,200	278,656
Cielo SA	207,959	6,119,135
Contax Participacoes SA, PFC Shares	30,200	390,063
Cosan SA Industria e Comercio	52,100	1,164,338
CPFL Energia SA	168,500	1,763,590
Cyrela Brazil Realty SA	118,124	1,013,619
Diagnosticos da America SA	77,600	445,074
Duratex SA	139,243	1,112,841
EcoRodovias Infraestrutura e Logistica SA	94,500	811,370
EDP-Energias do Brasil SA	162,000	1,018,137
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	732,277
Embraer SA	381,832	3,397,421
Embraer SA ADR	26,152	932,842
Embratel Participacoes SA(1)	37,424,000	222,238
Embratel Participacoes SA, PFC Shares	67,000,000	397,872
Fibria Celulose SA(1)	24,585	294,059
Fibria Celulose SA ADR(1)	27,500	331,925
Gafisa SA(1)	137,300	273,139
Gerdau SA ADR	123,300	950,643
Gerdau SA, PFC Shares	161,400	1,236,408
Gol Linhas Aereas Inteligentes SA, PFC Shares	98,300	574,015
Hypermarcas SA(1)	168,500	1,334,992
Iochpe-Maxion SA	46,800	614,659
Itau Unibanco Holding SA ADR, PFC Shares	112,680	2,005,704
Itau Unibanco Holding SA, PFC Shares	548,200	9,736,433
Itausa-Investimentos Itau SA, PFC Shares	1,083,731	5,631,164
JBS SA(1)	303,827	1,020,901
Klabin SA, PFC Shares	147,000	1,006,067
Light SA	41,500	410,122
LLX Logistica SA(1)	451,900	469,623
Localiza Rent a Car SA	86,500	1,553,854
Lojas Americanas SA, PFC Shares	375,714	3,238,866
Lojas Renner SA	47,500	1,769,541
Lupatech SA(1)	64,400	50,354
Marcopolo SA, PFC Shares	316,500	2,247,569
Metalurgica Gerdau SA, PFC Shares	72,500	694,952
MPX Energia SA(1)	106,600	497,985
MRV Engenharia e Participacoes SA	117,600	488,848
Natura Cosmeticos SA	68,900	1,658,442
OGX Petroleo e Gas Participacoes SA(1)	425,400	486,292
Oi SA	52,837	181,723
Oi SA ADR	51,252	155,806

Security	Shares	Value
Oi SA, PFC Shares	598,342	$1,823,970
PDG Realty SA Empreendimentos e Participacoes	575,800	897,573
Petroleo Brasileiro SA	275,200	2,287,943
Petroleo Brasileiro SA ADR	501,900	9,109,485
Petroleo Brasileiro SA, PFC Shares	777,500	7,071,854
Randon Participacoes SA, PFC Shares	169,450	1,053,219
Souza Cruz SA	144,500	2,123,076
Suzano Papel e Celulose SA	150,500	572,730
Telefonica Brasil SA ADR	25,500	680,340
Telefonica Brasil SA, PFC Shares	181,605	4,850,289
Tim Participacoes SA	524,344	2,301,587
Totvs SA	109,100	2,242,739
Tractebel Energia SA	94,000	1,609,967
Ultrapar Participacoes SA	117,048	2,967,977
Usinas Siderurgicas de Minas Gerais SA(1)	20,700	114,935
Usinas Siderurgicas de Minas Gerais SA, PFC Shares(1)	169,000	902,393
Vale SA	189,400	3,272,967
Vale SA ADR, PFC Shares	239,800	3,963,894
Vale SA, PFC Shares	530,292	8,778,061
Vigor Alimentos SA(1)	11,673	44,768
Weg SA	161,900	2,098,310

		$195,743,549

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$66,038
Bulgartabak Holding(1)	3,450	192,969
CB First Investment Bank AD(1)	54,000	62,024
Chimimport AD(1)	487,988	416,170
Corporate Commercial Bank AD(1)	19,900	1,172,899
Doverie Holding AD(1)	40,000	20,314
Industrial Holding Bulgaria PLC(1)	210,365	100,677
Olovno Tzinkov Komplex AD(1)	33,800	5,768
Petrol AD(1)	76,205	224,901
Sopharma AD	303,500	472,391

		$2,734,151

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA ADR	9,000	$958,500
AES Gener SA	1,922,700	1,328,593
Aguas Andinas SA, Series A	2,112,400	1,658,646
Almendral SA	7,092,000	1,161,776
Antarchile SA, Series A	61,900	1,004,730
Banco de Chile	35,542,097	5,609,438
Banco de Chile ADR	19,725	1,870,324
Banco de Credito e Inversiones	61,625	4,388,850
Banco Santander Chile SA ADR	129,949	3,699,648
Besalco SA	494,500	924,756
Cap SA	70,100	2,274,064
Cencosud SA	934,900	5,821,319
Cia Cervecerias Unidas SA ADR	68,500	2,265,980
Cia Electro Metalurgica SA	10,000	254,482
Cia General de Electricidad SA	116,110	733,026
Cia Sud Americana de Vapores SA(1)	609,456	61,982
Colbun SA(1)	5,518,200	1,660,294
Corpbanca SA	83,071,400	1,146,848

Security	Shares	Value
Corpbanca SA ADR	56,666	$1,184,886
Embotelladora Andina SA, Series A ADR	25,100	796,423
Embotelladora Andina SA, Series B ADR	28,200	1,128,000
Empresa Nacional de Electricidad SA ADR	82,759	4,392,848
Empresas CMPC SA	1,065,100	3,889,898
Empresas Copec SA	459,000	6,675,973
Empresas La Polar SA(1)	219,000	89,471
Enersis SA	2,469,700	956,136
Enersis SA ADR	266,371	5,124,978
ENTEL SA	96,700	2,052,887
Invercap SA	17,573	131,393
Inversiones Aguas Metropolitanas SA	211,100	444,503
Latam Airlines Group SA	106,700	2,308,334
Latam Airlines Group SA ADR	118,400	2,574,016
Latam Airlines Group SA BDR(1)	29,520	621,589
Madeco SA	15,429,800	638,510
Masisa SA	5,792,050	584,262
Parque Arauco SA	732,300	1,895,532
Quinenco SA	324,000	1,105,616
Ripley Corp. SA	1,302,000	1,493,750
S.A.C.I. Falabella SA	906,300	10,945,204
Salfacorp SA	783,700	1,726,517
Sigdo Koppers SA	852,743	2,347,884
Sociedad Matriz SAAM SA(1)	3,562,881	408,733
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,132,999
Sociedad Quimica y Minera de Chile SA, Series B ADR	73,900	4,097,755
Sonda SA	736,300	2,574,149
Vina Concha y Toro SA ADR	25,800	1,006,200

		$99,151,702

China — 8.9%
Agile Property Holdings, Ltd.	486,000	$580,898
Agricultural Bank of China, Ltd., Class H	6,416,000	3,087,605
Air China, Ltd., Class H	1,342,000	1,195,585
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	800,591
Angang Steel Co., Ltd., Class H(1)	704,000	387,420
Anhui Conch Cement Co., Ltd., Class H	546,500	1,825,616
Anta Sports Products, Ltd.	711,000	608,509
AsiaInfo-Linkage, Inc.(1)	37,500	445,125
Baidu, Inc. ADR(1)	109,700	9,620,690
Bank of China, Ltd., Class H	16,490,000	7,672,165
Bank of Communications, Ltd., Class H	2,201,300	1,658,521
BBMG Corp., Class H	591,000	482,693
Beijing Capital International Airport Co., Ltd., Class H	596,000	431,261
Beijing Enterprises Holdings, Ltd.	223,500	1,723,790
Beijing North Star Co., Ltd., Class H	1,580,000	373,738
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	397,924
BYD Co., Ltd., Class H(1)	575,000	1,857,231
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	665,839
China Bluechemical, Ltd., Class H	850,000	526,320
China CITIC Bank Corp., Ltd., Class H	3,411,000	2,056,628
China Coal Energy Co., Class H	1,856,000	1,669,087
China Communications Construction Co., Ltd., Class H	1,677,000	1,568,189
China Communications Services Corp., Ltd., Class H	718,000	465,795
China Construction Bank Corp., Class H	19,751,580	16,190,744

Security	Shares	Value
China COSCO Holdings Co., Ltd., Class H(1)	1,621,650	$770,265
China Dongxiang (Group) Co., Ltd.	3,981,000	617,181
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	625,014
China Everbright International, Ltd.	1,156,000	828,252
China Everbright, Ltd.	456,000	728,148
China Foods, Ltd.	460,000	263,089
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	318,547
China International Marine Containers Co., Ltd., Class B(1)	413,812	681,620
China Life Insurance Co., Ltd., Class H	2,107,000	5,497,164
China Longyuan Power Group Corp., Class H	1,303,000	1,189,397
China Mengniu Dairy Co., Ltd.	743,000	2,136,901
China Merchants Bank Co., Ltd., Class H	1,204,500	2,559,499
China Merchants Holdings (International) Co., Ltd.	824,000	2,719,270
China Merchants Property Development Co., Ltd., Class B	588,654	1,822,360
China Minsheng Banking Corp, Ltd., Class H	1,858,000	2,384,016
China Mobile, Ltd.	2,510,400	26,610,071
China National Building Material Co., Ltd., Class H	1,336,000	1,691,113
China National Materials Co., Ltd., Class H	596,000	159,714
China Oilfield Services, Ltd., Class H	756,000	1,586,985
China Overseas Land & Investment, Ltd.	1,148,360	3,183,418
China Pacific Insurance (Group) Co., Ltd., Class H	412,000	1,360,745
China Petroleum & Chemical Corp., Class H	5,986,000	7,019,814
China Railway Construction Corp., Class H	947,500	902,843
China Railway Group, Ltd., Class H	2,265,000	1,156,449
China Resources Enterprise, Ltd.	610,000	1,812,572
China Resources Land, Ltd.	536,000	1,502,896
China Resources Power Holdings Co., Ltd.	949,000	2,848,769
China Shenhua Energy Co., Ltd., Class H	1,278,500	4,664,791
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	639,598
China Shipping Development Co., Ltd., Class H	736,000	357,042
China Southern Airlines Co., Ltd., Class H	2,064,500	1,184,357
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	471,998
China Telecom Corp., Ltd., Class H	6,998,000	3,542,347
China Travel International Investment Hong Kong, Ltd.	1,660,000	323,643
China Unicom (Hong Kong), Ltd.	2,326,290	3,122,918
China Vanke Co., Ltd., Class B	1,185,417	2,317,069
China Yurun Food Group, Ltd.(1)	926,000	639,798
China Zhongwang Holdings, Ltd.(1)	541,200	183,095
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	1,298,112
Citic Pacific, Ltd.	628,000	820,007
CNOOC, Ltd.	5,597,500	10,749,027
Cosco Pacific, Ltd.	802,000	1,165,393
Country Garden Holdings Co.(1)	664,000	329,511
Ctrip.com International, Ltd. ADR(1)	126,200	2,698,156
Datang International Power Generation Co., Ltd., Class H	1,504,000	665,024
Dazhong Transportation Group Co., Ltd., Class B	633,875	390,150
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,464,021
Focus Media Holding, Ltd. ADR	72,000	1,930,320
Golden Eagle Retail Group, Ltd.	516,000	933,867
Great Wall Motor Co., Ltd., Class H	836,750	2,853,177
Guangdong Investment, Ltd.	954,000	838,905
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,287,506
Guangzhou R&F Properties Co., Ltd., Class H	793,200	1,332,880
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	715,365
Hidili Industry International Development, Ltd.	810,000	179,416
Huaneng Power International, Inc., Class H	1,972,000	2,094,882
Industrial & Commercial Bank of China, Ltd., Class H	16,478,000	11,588,926

Security	Shares	Value
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	$385,131
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,230,845
Jiangsu Expressway Co., Ltd., Class H	796,000	801,202
Jiangxi Copper Co., Ltd., Class H	519,000	1,153,646
Kingboard Chemical Holdings, Ltd.	351,000	1,004,810
Kunlun Energy Co., Ltd.	1,386,000	2,949,309
Lee & Man Paper Manufacturing, Ltd.	876,000	686,346
Lenovo Group, Ltd.	2,596,000	2,585,892
Li Ning Co., Ltd.(1)	890,500	525,613
Lianhua Supermarket Holdings Ltd., Class H	378,000	301,790
Lonking Holdings, Ltd.	2,438,000	559,355
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	363,378
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	154,108
Mindray Medical International, Ltd. ADR	51,000	2,036,940
NetEase.com, Inc. ADR(1)	41,300	2,262,001
New Oriental Education & Technology Group, Inc. ADR	228,500	4,113,000
Nine Dragons Paper Holdings, Ltd.	820,000	772,265
Parkson Retail Group, Ltd.	1,024,000	607,788
PetroChina Co., Ltd., Class H	7,392,300	9,753,792
PICC Property & Casualty Co., Ltd., Class H	926,000	1,192,457
Ping An Insurance (Group) Co. of China, Ltd., Class H	509,000	3,959,329
Poly Property Group Co., Ltd.(1)	502,000	320,872
Qingling Motors Co., Ltd., Class H	1,448,966	391,354
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	251,573
Semiconductor Manufacturing International Corp.(1)	12,412,000	746,971
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,197,725
Shanghai Diesel Engine Co., Ltd., Class B	854,400	656,295
Shanghai Electric Group Co., Ltd., Class H	1,644,000	642,336
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	252,555
Shanghai Industrial Holdings, Ltd.	291,000	913,551
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	923,563
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	174,149
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	311,405
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	256,160
Shimao Property Holdings, Ltd.	532,000	1,028,490
SINA Corp.(1)	25,700	1,248,763
Sino-Ocean Land Holdings, Ltd.	1,370,500	834,371
Sinofert Holdings, Ltd.	1,300,000	327,875
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	717,555
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	831,289
Sinopharm Group Co., Ltd., Class H	472,400	1,523,435
Sohu.com, Inc.(1)	27,300	1,354,353
Sound Global, Ltd.	378,000	167,590
Suntech Power Holdings Co., Ltd. ADR(1)	246,300	96,057
Tencent Holdings, Ltd.	379,100	12,125,361
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,086,876
Travelsky Technology, Ltd., Class H	1,218,000	802,666
Tsingtao Brewery Co., Ltd., Class H	1,124,000	7,135,676
Want Want China Holdings, Ltd.	3,531,000	5,439,351
Weichai Power Co., Ltd., Class H	226,800	760,992
Wumart Stores, Inc., Class H	360,000	650,785
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,298,459
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	598,147
Yanzhou Coal Mining Co., Ltd., Class H	846,000	1,148,026

Security	Shares	Value
Zhaojin Mining Industry Co., Ltd., Class H	220,000	$296,977
Zhejiang Expressway Co., Ltd., Class H	870,000	687,162
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	820,285
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,047,550
ZTE Corp., Class H	590,616	1,038,402

		$280,553,376

Colombia — 1.5%
Almacenes Exito SA	483,055	$8,732,301
Banco de Bogota	14,000	444,810
Bancolombia SA ADR, PFC Shares	104,500	6,609,625
Bolsa de Valores de Colombia	11,328,600	188,034
Cementos Argos SA	284,000	1,353,492
Cia Colombiana de Inversiones SA	566,260	1,737,089
Corporacion Financiera Colombiana SA	57,224	1,105,291
Ecopetrol SA	2,283,100	6,315,889
Empresa de Energia de Bogota SA	1,116,272	856,084
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	512,431
Fabricato SA(1)	34,115,900	345,738
Grupo Argos SA	341,000	4,064,728
Grupo Argos SA, PFC Shares	88,040	1,048,474
Grupo Aval Acciones y Valores SA	1,723,100	1,201,120
Grupo de Inversiones Suramericana	220,000	4,700,082
Grupo Nutresa SA	236,463	3,367,865
Grupo Odinsa SA	47,100	253,754
Interconexion Electrica SA	661,500	3,261,298
ISAGEN SA ESP	1,706,300	2,374,145
Tableros y Maderas de Caldas	76,861,529	329,467

		$48,801,717

Croatia — 0.5%
Adris Grupa DD, PFC Shares	45,000	$2,235,414
Atlantic Grupa DD(1)	3,250	369,463
Atlantska Plovidba DD(1)	15,437	950,501
Croatia Osiguranje DD(1)	160	188,910
Dalekovod DD(1)	20,940	178,721
Ericsson Nikola Tesla	5,610	1,486,279
Hrvatski Telekom DD	159,850	5,830,668
Institut IGH DD(1)	2,210	187,197
Koncar-Elektroindustrija DD	3,504	461,016
Kras DD	1,645	124,616
Petrokemija DD(1)	17,450	679,684
Podravka Prehrambena Industrija DD(1)	25,750	1,237,767
Privredna Banka Zagreb DD	3,310	306,544
Zagrebacka Banka DD	30,550	194,762

		$14,431,542

Czech Republic — 1.6%
CEZ AS	614,570	$17,987,593
Komercni Banka AS	65,340	12,465,899
Komercni Banka AS GDR	27,154	1,732,007
New World Resources PLC, Class A	860,500	2,979,295
Pegas Nonwovens SA	48,000	1,212,555
Philip Morris CR AS	5,810	3,266,373

Security	Shares	Value
Telefonica 02 Czech Republic AS	392,000	$5,912,151
Unipetrol AS(1)	419,700	3,569,876

		$49,125,749

Egypt — 1.5%
Alexandria Mineral Oils Co.	100,200	$1,002,140
Arab Cotton Ginning	1,880,400	985,392
Citadel Capital Co.(1)	1,207,400	569,868
Commercial International Bank	1,516,590	6,758,378
Eastern Tobacco	55,400	780,720
Egypt Kuwaiti Holding Co.	1,268,451	1,521,256
Egyptian Financial & Industrial Co.(1)	137,064	169,450
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,301,666
Egyptian International Pharmaceutical Industrial Co.	153,932	981,172
Egyptian Resorts Co.(1)	4,213,900	569,420
El Ezz Aldekhela Steel Alexa Co.	4,750	323,240
El Kahera Housing & Development Co. SAE	234,800	211,752
El Sewedy Cables Holding Co.	102,921	292,196
El Watany Bank of Egypt	43,866	141,474
Ezz Steel	1,247,000	1,687,800
Ghabbour Auto	345,862	1,374,048
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries	1,967,600	2,231,678
Maridive & Oil Services SAE(1)	689,196	778,984
Medinet Nasr for Housing(1)	64,686	202,555
Misr Cement (Qena)	18,251	193,864
National Societe General Bank	219,998	973,296
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Construction Industries (OCI)(1)	236,501	8,348,266
Orascom Telecom Holding SAE(1)	9,908,210	6,325,605
Orascom Telecom Media and Technology Holding SAE	7,318,810	774,817
Oriental Weavers Co.	255,681	826,791
Pioneers Holding(1)	1,151,800	669,439
Sidi Kerir Petrochemicals Co.	679,500	1,359,166
Six of October Development & Investment Co.(1)	126,753	357,010
South Valley Cement(1)	485,000	271,093
Suez Cement Co.	138,000	466,943
Talaat Moustafa Group(1)	2,751,160	1,504,722
Telecom Egypt	1,323,400	2,558,840

		$46,513,041

Estonia — 0.4%
AS Baltika(1)	226,000	$215,622
AS Merko Ehitus(1)	75,000	690,588
AS Nordecon International(1)	223,282	337,940
AS Olympic Entertainment Group	803,899	2,072,741
AS Tallink Group(1)	5,354,470	7,141,856
AS Tallinna Kaubamaja	202,800	1,624,816
AS Tallinna Vesi	35,235	470,189

		$12,553,752

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$65,426
CAL Bank, Ltd.	4,406,554	1,247,818
Ghana Commercial Bank, Ltd.	1,384,370	2,333,286

Security	Shares	Value
HFC Bank Ghana, Ltd.	3,899,473	$1,076,758
Produce Buying Co., Ltd.	650,000	67,097
SG-SSB, Ltd.	740,000	313,187
Standard Chartered Bank of Ghana, Ltd.	207,600	1,719,529
Unilever Ghana, Ltd.	249,000	1,570,467

		$8,393,568

Hungary — 1.5%
EGIS Pharmaceuticals PLC	21,278	$1,614,496
FHB Mortgage Bank Rt.(1)	61,300	93,005
Magyar Telekom Rt.	3,734,034	6,496,967
Magyar Telekom Rt. ADR	37,300	320,407
MOL Hungarian Oil & Gas Rt.	183,045	12,858,134
OTP Bank Rt.	907,900	16,404,387
Richter Gedeon Rt.	72,322	10,125,038

		$47,912,434

India — 5.8%
ABB, Ltd.	23,000	$206,306
ACC, Ltd.	28,800	614,938
Adani Enterprises, Ltd.	139,500	522,802
Adani Ports and Special Economic Zone, Ltd.	475,400	1,207,849
Adani Power, Ltd.(1)	700,600	521,493
Aditya Birla Nuvo, Ltd.	14,406	259,113
Allahabad Bank, Ltd.	271,700	636,269
Andhra Bank	192,000	339,513
Apollo Hospitals Enterprise, Ltd.	61,400	955,828
Ashok Leyland, Ltd.	614,926	250,524
Asian Paints, Ltd.	16,600	1,503,147
Axis Bank, Ltd.	150,000	3,613,531
Bajaj Auto, Ltd.	33,200	1,087,748
Bajaj Holdings & Investment, Ltd.	11,100	186,331
Balrampur Chini Mills, Ltd.(1)	332,600	267,045
Bank of India	129,900	728,290
Bharat Forge, Ltd.	42,200	161,032
Bharat Heavy Electricals, Ltd.	452,800	1,488,727
Bharat Petroleum Corp., Ltd.	134,400	932,431
Bharti Airtel, Ltd.	1,310,400	7,051,996
Biocon, Ltd.	78,400	393,882
Cairn India, Ltd.	223,000	1,124,934
Canara Bank, Ltd.	95,100	671,174
Century Textiles & Industries, Ltd.	50,000	265,674
Cipla, Ltd.	207,400	1,452,693
Coal India, Ltd.	297,600	1,698,674
Colgate-Palmolive (India), Ltd.	23,100	530,358
Container Corp. of India, Ltd.	20,800	393,458
Corporation Bank	17,000	120,301
Crompton Greaves, Ltd.	67,900	117,849
Cummins India, Ltd.	68,800	621,067
Dabur India, Ltd.	278,000	704,453
Divi’s Laboratories, Ltd.	14,000	256,408
Dr. Reddy’s Laboratories, Ltd.	24,300	790,283
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	866,980
Educomp Solutions, Ltd.	135,900	155,745
Essar Oil, Ltd.(1)	178,500	254,991

Security	Shares	Value
GAIL (India), Ltd.	250,150	$1,456,100
GAIL (India), Ltd. GDR(3)	25,050	895,537
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	327,729
Glenmark Pharmaceuticals, Ltd.	114,000	969,706
GMR Infrastructure, Ltd.(1)	1,192,200	483,549
Grasim Industries, Ltd. GDR(3)	13,300	689,433
Great Eastern Shipping Co., Ltd. (The)	56,700	240,480
Gujarat Ambuja Cements, Ltd.	329,900	1,058,757
HCL Technologies, Ltd.	110,800	1,633,189
HDFC Bank, Ltd.	536,400	6,198,827
Hero MotoCorp, Ltd.	51,542	1,463,936
Hindalco Industries, Ltd.	491,910	831,504
Hindustan Construction, Ltd.(1)	431,600	108,490
Hindustan Petroleum Corp., Ltd.	98,600	514,635
Hindustan Unilever, Ltd.	588,309	5,049,472
Hindustan Zinc, Ltd.	199,000	449,802
Housing Development & Infrastructure, Ltd.(1)	488,601	420,015
Housing Development Finance Corp., Ltd.	614,800	9,324,694
ICICI Bank, Ltd.	229,500	4,481,188
ICICI Bank, Ltd. ADR	29,200	1,252,680
IDBI Bank, Ltd.	346,300	515,014
Idea Cellular, Ltd.(1)	1,065,701	2,220,252
IDFC, Ltd.	794,600	2,107,589
Indiabulls Infrastructure and Power, Ltd.(1)	896,800	75,948
Indiabulls Real Estate, Ltd.(1)	304,000	307,418
Indian Hotels Co., Ltd.	173,820	170,914
Indian Oil Corp., Ltd.	221,900	1,150,526
Infosys, Ltd.	340,151	18,122,516
ITC, Ltd.	1,223,800	6,982,595
Jain Irrigation Systems, Ltd.	169,800	193,298
Jaiprakash Associates, Ltd.	631,150	768,618
Jammu & Kashmir Bank, Ltd.	12,000	263,128
Jindal Steel & Power, Ltd.	188,000	1,215,354
JSW Energy, Ltd.	590,877	596,398
JSW Steel, Ltd.	73,900	899,343
Kotak Mahindra Bank, Ltd.	187,600	2,269,099
Lanco Infratech, Ltd.(1)	2,031,400	387,082
Larsen & Toubro, Ltd.	51,600	1,302,380
Larsen & Toubro, Ltd. GDR(3)	48,000	1,210,132
LIC Housing Finance, Ltd.	223,700	928,805
Lupin, Ltd.	71,500	826,957
Mahindra & Mahindra, Ltd.	167,400	2,659,820
Maruti Suzuki India, Ltd.	50,500	1,187,321
Motor Industries Co., Ltd.	3,900	647,131
Mphasis, Ltd.	53,500	383,682
Nestle India, Ltd.	12,100	1,026,974
NHPC, Ltd.	2,174,100	799,873
Nicholas Piramal India, Ltd.	41,782	468,158
NTPC, Ltd.	1,357,100	3,544,777
Oil & Natural Gas Corp., Ltd.	1,057,200	6,088,383
Oracle Financial Service Software, Ltd.(1)	4,000	191,233
Petronet LNG, Ltd.	216,300	543,952
Power Grid Corporation of India, Ltd.	1,168,600	2,277,238
Punjab National Bank, Ltd.	13,000	173,209
Ranbaxy Laboratories, Ltd.(1)	26,000	211,590

Security	Shares	Value
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	$579,653
Reliance Capital, Ltd.	127,100	734,151
Reliance Communications, Ltd.	945,300	965,351
Reliance Industries, Ltd.	733,712	10,526,823
Reliance Industries, Ltd. GDR(4)	42,816	1,221,787
Reliance Infrastructure, Ltd.	234,800	1,412,025
Reliance Power, Ltd.(1)	950,100	1,083,219
Satyam Computer Services, Ltd.(1)	401,500	951,798
Sesa Goa, Ltd.	143,000	411,382
Siemens India, Ltd.	37,200	377,111
State Bank of India	17,700	679,451
State Bank of India GDR	28,800	2,403,313
Steel Authority of India, Ltd.	409,100	468,776
Sterlite Industries (India), Ltd.	557,900	966,065
Sun Pharmaceuticals Industries, Ltd.	248,000	3,745,491
Tata Chemicals, Ltd.	58,600	347,720
Tata Communications, Ltd.	47,000	200,315
Tata Consultancy Services, Ltd.	286,180	8,289,057
Tata Motors, Ltd.	378,800	1,849,771
Tata Motors, Ltd. ADR	19,800	483,318
Tata Power Co., Ltd.	1,253,200	2,217,705
Tata Steel, Ltd.	112,700	649,342
Tata Tea, Ltd.	156,000	367,488
Titan Industries, Ltd.	248,000	1,161,105
Torrent Power, Ltd.	65,000	163,717
UltraTech Cement, Ltd.	37,900	1,315,790
United Phosphorus, Ltd.	237,900	520,076
United Spirits, Ltd.	47,500	1,664,861
Voltas, Ltd.	224,100	312,013
Wipro, Ltd.	325,666	2,649,682
Wipro, Ltd. ADR	21,833	220,513
Zee Entertainment Enterprises, Ltd.	413,300	1,607,972

		$184,067,108

Indonesia — 3.4%
Adaro Energy Tbk PT	15,216,500	$2,060,138
Agis Tbk PT(1)	9,301,000	436,310
AKR Corporindo Tbk PT	3,335,000	1,720,942
Aneka Tambang Tbk PT	8,587,500	1,214,605
Astra Argo Lestari Tbk PT	326,500	623,859
Astra International Tbk PT	11,815,000	9,640,650
Bakrie Sumatera Plantations Tbk PT	10,258,500	104,885
Bakrieland Development Tbk PT(1)	28,008,000	162,080
Bank Central Asia Tbk PT	9,364,000	11,015,746
Bank Danamon Indonesia Tbk PT	2,391,681	1,589,587
Bank Mandiri Tbk PT	5,382,500	5,559,155
Bank Negara Indonesia Persero Tbk PT	4,837,000	2,519,858
Bank Pan Indonesia Tbk PT(1)	3,525,272	294,969
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	499,490
Bank Rakyat Indonesia Tbk PT	6,872,500	6,211,709
Barito Pacific Tbk PT(1)	5,662,500	254,288
Bhakti Investama Tbk PT	14,228,500	734,530
Bumi Resources Tbk PT	19,365,000	1,381,329
Charoen Pokphand Indonesia Tbk PT	1,868,500	972,505
Delta Dunia Makmur Tbk PT(1)	18,948,000	411,351

Security	Shares	Value
Gudang Garam Tbk PT	386,000	$1,948,776
Harum Energy Tbk PT	961,000	476,390
Holcim Indonesia Tbk PT	1,828,000	678,695
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	302,028
Indo Tambangraya Megah Tbk PT	389,500	1,427,516
Indocement Tunggal Prakarsa Tbk PT	1,683,000	4,046,588
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,257,493
Indofood Sukses Makmur Tbk PT	3,477,000	2,669,386
Indosat Tbk PT	2,085,500	1,397,515
Jasa Marga (Persero) Tbk PT	3,247,500	1,993,031
Kalbe Farma Tbk PT	19,815,000	2,530,556
Lippo Karawaci Tbk PT	11,794,000	1,666,124
Matahari Putra Prima Tbk PT	1,600,000	300,638
Medco Energi Internasional Tbk PT	1,397,000	233,574
Perusahaan Gas Negara Tbk PT	11,929,000	7,320,486
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,008,000	798,787
Ramayana Lestari Sentosa Tbk PT	6,516,500	934,497
Semen Gresik (Persero) Tbk PT	2,655,000	4,849,802
Surya Semesta Internusa Tbk PT	9,232,000	1,545,265
Tambang Batubara Bukit Asam Tbk PT	948,000	1,409,544
Telekomunikasi Indonesia Tbk PT	11,745,160	13,330,287
Trada Maritime Tbk PT(1)	4,447,500	637,869
Unilever Indonesia Tbk PT	801,700	1,884,295
United Tractors Tbk PT	2,543,500	4,790,418
Vale Indonesia Tbk PT	2,462,000	604,595
XL Axiata Tbk PT	2,104,500	1,139,713

		$107,581,854

Jordan — 0.8%
Arab Bank PLC	1,011,165	$10,332,557
Arab Potash Co. PLC	54,500	3,349,953
Bank of Jordan	262,189	796,058
Capital Bank of Jordan(1)	550,456	949,803
Jordan Ahli Bank	324,100	576,771
Jordan Petroleum Refinery	172,300	1,452,531
Jordan Phosphate Mines	84,500	1,552,186
Jordan Steel	269,400	544,692
Jordan Telecom Corp.	182,300	1,381,623
Jordanian Electric Power Co.	345,201	1,674,265
Royal Jordanian Airlines(1)	209,700	228,058
Taameer Jordan Holdings PSC(1)	1,153,700	277,390
Union Land Development(1)	315,900	1,890,774
United Arab Investors(1)	1,294,200	90,700

		$25,097,361

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	1,050,900	$3,948,238
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	716,100	5,144,589
Kazakhmys PLC	597,200	3,573,537
Kazkommertsbank JSC GDR(1)(3)	228,600	525,780
KazMunaiGas Exploration Production GDR(3)	381,626	7,244,064
Kcell JSC GDR(1)(3)	92,446	1,348,658
Zhaikmunai, LP GDR(3)	14,300	143,373

		$21,928,239

Security	Shares	Value
Kenya — 0.9%
Athi River Mining, Ltd.	2,806,000	$2,231,097
Bamburi Cement Co., Ltd.	366,541	943,169
Barclays Bank of Kenya, Ltd.	6,659,520	1,336,215
Centum Investment Co., Ltd.(1)	977,680	228,096
Co-operative Bank of Kenya, Ltd. (The)	8,812,080	1,695,203
East African Breweries, Ltd.	1,791,940	6,524,869
Equity Bank, Ltd.	6,675,000	2,557,767
KenolKobil, Ltd.	3,831,500	449,981
Kenya Airways, Ltd.	1,598,400	203,506
Kenya Commercial Bank, Ltd.	5,424,960	2,631,777
Kenya Electricity Generating Co., Ltd.	1,449,600	245,046
Kenya Power & Lighting, Ltd.	8,246,893	1,879,123
Mumias Sugar Co., Ltd.	3,556,814	190,846
Nation Media Group, Ltd.	302,980	1,328,702
NIC Bank, Ltd.	775,432	498,943
Safaricom, Ltd.	72,568,900	5,260,953
Standard Chartered Bank Kenya, Ltd.	309,721	1,100,870

		$29,306,163

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$230,148
Agility Public Warehousing Co. KSC	950,000	1,934,151
Ahli United Bank	230,422	590,056
Al Ahli Bank of Kuwait KSC	122,180	244,524
Al Safwa Group Holding Co. KSC(1)(2)	7,920,000	180,442
Al-Mazaya Holding Co.(1)	520,000	172,205
Al-Qurain Petrochemicals Co.	1,460,000	1,013,566
Boubyan Petrochemicals Co.	1,875,000	4,049,790
Burgan Bank SAK	694,344	1,314,746
Combined Group Contracting Co.	119,185	586,577
Commercial Bank of Kuwait SAK(1)	845,000	2,047,326
Commercial Real Estate Co. KSCC	2,369,266	732,878
Gulf Bank(1)	1,340,325	1,906,231
Gulf Cable and Electrical Industries Co.	165,000	562,002
Hits Telecom Holding KSC(1)	1,320,000	282,701
Kuwait Finance House KSC	1,611,088	4,580,758
Kuwait Foods Co. (Americana)	395,000	2,441,637
Kuwait International Bank	818,000	789,606
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	314,434
Kuwait Portland Cement Co.	192,500	756,322
Kuwait Projects Co. Holdings KSC	875,168	1,336,780
Kuwait Real Estate Co.(1)	1,720,000	343,813
Mabanee Co. SAKC	723,700	3,049,045
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	2,855,000	7,705,088
National Bank of Kuwait SAK	2,319,496	7,315,632
National Industries Group Holding(1)	3,447,500	2,734,799
National Investment Co.(1)	645,000	334,851
National Real Estate Co.(1)	569,800	295,813
Sultan Center Food Products Co.(1)	2,160,000	832,595

		$48,678,516

Security	Shares	Value
Latvia — 0.0%(5)
Grindeks(1)	12,000	$115,325
Latvian Shipping Co.(1)	96,000	44,291

		$159,616

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,664,472
Byblos Bank	838,110	1,348,397
Solidere, Class A	275,848	3,363,569
Solidere, Class B	5,516	67,217

		$6,443,655

Lithuania — 0.1%
Apranga PVA	363,680	$1,232,003
Bankas Snoras(1)(2)	1,114,759	0
Invalda PVA(1)	70,800	209,669
Klaipedos Nafta PVA	1,576,663	746,502
Lesto AB	100,536	83,916
Lietuvos Dujos	200,000	191,389
Lietuvos Energijas Gamyba AB(1)	19,013	9,824
LITGRID Turtas AB	18,780	13,977
Panevezio Statybos Trestas(1)	323,592	473,249
Pieno Zvaigzdes	94,000	253,169
Rokiskio Suris	177,000	355,997
Siauliu Bankas(1)	827,358	291,646

		$3,861,341

Malaysia — 3.2%
Aeon Co. (M) Bhd	184,200	$779,114
Affin Holdings Bhd	236,000	260,360
Airasia Bhd	851,000	786,674
Alliance Financial Group Bhd	330,800	470,379
AMMB Holdings Bhd	615,900	1,301,417
Axiata Group Bhd	1,791,575	3,834,459
Batu Kawan Bhd	100,300	583,787
Berjaya Corp. Bhd	2,498,100	415,701
Berjaya Sports Toto Bhd	454,988	610,250
Boustead Holdings Bhd	412,500	690,380
British American Tobacco Malaysia Bhd	89,100	1,798,369
Bumi Armada Bhd	339,200	415,423
Bursa Malaysia Bhd	224,600	505,304
CIMB Group Holdings Bhd	1,425,966	3,526,955
Dialog Group Bhd	2,232,664	1,718,401
Digi.com Bhd	1,538,000	2,306,980
Felda Global Ventures Holdings Bhd	1,136,300	1,679,289
Gamuda Bhd	1,983,700	2,648,258
Genting Bhd	1,303,300	4,230,747
Genting Plantations Bhd	261,000	726,319
Hong Leong Bank Bhd	256,700	1,197,413
Hong Leong Financial Group Bhd	136,200	657,770
IGB Corp. Bhd	315,120	231,209
IHH Healthcare Bhd(1)	1,459,900	1,736,681
IJM Corp. Bhd	1,328,220	2,366,072
IOI Corp. Bhd	1,684,968	2,535,867
KLCC Property Holdings Bhd	250,000	538,432

Security	Shares	Value
KNM Group Bhd(1)	3,198,075	$496,772
Kuala Lumpur Kepong Bhd	293,050	1,964,008
Kulim (Malaysia) Bhd	792,800	932,571
Lafarge Malayan Cement Bhd	789,960	2,521,843
Landmarks Bhd(1)	576,800	181,743
Lion Industries Corp. Bhd	436,600	126,995
Malayan Banking Bhd	1,462,286	4,441,912
Malaysia Airports Holdings Bhd	200,000	374,021
Malaysian Airline System Bhd(1)	683,133	164,647
Malaysian Resources Corp. Bhd	1,861,700	874,217
Maxis Bhd	1,255,300	2,648,162
Media Prima Bhd	567,300	447,377
MISC Bhd(1)	638,440	1,108,520
MMC Corp. Bhd	662,000	544,496
Muhibbah Engineering (M) Bhd	639,400	252,154
Multi-Purpose Holdings Bhd	617,940	717,274
Parkson Holdings Bhd	570,622	866,494
Petronas Chemicals Group Bhd	2,816,700	5,871,132
Petronas Dagangan Bhd	422,400	3,200,988
Petronas Gas Bhd	228,000	1,398,505
PPB Group Bhd	300,400	1,224,797
Public Bank Bhd	706,298	3,719,832
Resorts World Bhd	1,977,000	2,346,902
RHB Capital Bhd	497,700	1,388,358
Sapurakencana Petroleum Bhd(1)	3,722,052	3,613,049
Sime Darby Bhd	3,012,009	9,014,195
Sunway Bhd(1)	378,040	360,161
Sunway Real Estate Investment Trust	1,028,200	511,666
Supermax Corp. Bhd	500,000	307,244
Ta Ann Holdings Bhd	355,899	400,135
Tan Chong Motor Holdings Bhd	219,000	364,503
Telekom Malaysia Bhd	1,020,100	1,776,041
Tenaga Nasional Bhd	1,261,531	2,934,135
Top Glove Corp. Bhd	210,000	366,388
UEM Land Holdings Bhd(1)	584,700	508,951
UMW Holdings Bhd	391,900	1,697,271
Unisem (M) Bhd	1,851,400	527,420
Wah Seong Corp. Bhd	688,956	367,295
WCT Bhd	804,425	626,775
YTL Corp. Bhd	2,626,518	1,390,214
YTL Power International Bhd	1,521,299	717,481

		$101,848,654

Mauritius — 0.6%
CIM Financial Services, Ltd.(1)	1,310,985	$244,761
Ireland Blyth, Ltd.	64,209	171,714
LUX Island Resorts, Ltd.(1)	720,980	416,067
Mauritius Commercial Bank	1,535,695	9,376,974
New Mauritius Hotels, Ltd.(1)	1,267,600	2,978,439
Rogers & Co., Ltd.	48,555	285,163
State Bank of Mauritius, Ltd.	138,974,900	4,628,973
Sun Resorts, Ltd.	656,202	589,060
Terra Mauricia, Ltd.	464,700	611,344
United Basalt Products, Ltd.	102,150	324,068

		$19,626,563

Security	Shares	Value
Mexico — 6.5%
Alfa SAB de CV, Series A	4,733,120	$11,549,756
America Movil SAB de CV, Series L	31,927,522	33,888,314
Bolsa Mexicana de Valores SAB de CV	520,000	1,489,509
Cemex SAB de CV, Series CPO(1)	10,933,870	13,278,445
Coca-Cola Femsa SA de CV, Series L	102,000	1,653,610
Compartamos SAB de CV	2,866,100	5,265,115
Corporacion GEO SAB de CV, Series B(1)	316,700	190,254
Embotelladoras Arca SAB de CV	215,100	1,610,884
Empresas ICA SAB de CV(1)	952,500	3,177,969
Fomento Economico Mexicano SAB de CV, Series UBD	1,277,500	14,361,138
Genomma Lab Internacional SA de CV(1)	620,500	1,510,627
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	1,282,841
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	2,441,659
Grupo Bimbo SA de CV, Series A	1,682,508	5,360,236
Grupo Carso SA de CV, Series A1	927,400	5,165,800
Grupo Comercial Chedraui SA de CV	132,800	449,317
Grupo Elektra SA de CV	49,226	1,948,762
Grupo Financiero Banorte SAB de CV, Class O	2,962,300	23,745,983
Grupo Financiero Inbursa SAB de CV, Class O	4,212,816	12,227,670
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,205,574	12,909,031
Grupo Modelo SA de CV, Series C	447,600	4,053,657
Grupo Televisa SAB, Series CPO	1,715,518	9,109,928
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,451,529
Industrias CH SAB de CV, Series B(1)	158,452	1,382,925
Industrias Penoles SA de CV	119,329	5,606,259
Inmuebles Carso SAB de CV(1)	927,400	922,035
Kimberly-Clark de Mexico SAB de CV, Class A	1,185,510	4,136,800
Mexichem SAB de CV	849,207	4,548,053
Minera Frisco SAB de CV(1)	873,200	3,782,244
Organizacion Soriana SAB de CV, Class B	166,700	651,201
Promotora y Operadora de Infraestructura SAB de CV(1)	207,900	1,674,787
TV Azteca SAB de CV, Series CPO	1,018,565	724,869
Wal-Mart de Mexico SAB de CV, Series V	3,678,564	12,002,326

		$204,553,533

Morocco — 0.9%
Alliances Developpement Immobilier SA	19,684	$1,168,355
Attijariwafa Bank	123,000	4,556,282
Banque Centrale Populaire	97,200	2,158,462
Banque Marocaine du Commerce Exterieur (BMCE)	128,000	2,516,027
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	347,368
Ciments du Maroc	3,210	214,234
Compagnie Generale Immobiliere	10,300	702,739
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	298,404
Delta Holding SA	35,000	115,195
Douja Promotion Groupe Addoha SA	294,373	2,012,491
Holcim Maroc SA	5,522	961,958
Label Vie(1)	3,700	574,420
Lafarge Ciments	10,400	1,407,502
Managem	10,800	1,895,646
Maroc Telecom	645,516	7,905,926
Samir(1)	24,247	779,065
SONASID (Societe Nationale de Siderurgie)(1)	5,872	418,331
Wafa Assurance	3,400	1,178,579

		$29,210,984

Security	Shares	Value
Nigeria — 1.0%
Access Bank PLC	19,508,511	$1,255,571
Africa Prudential Registrars PLC(1)	1,112,557	11,368
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	448,985
Cadbury Nigeria PLC(1)	1,333,333	293,244
Dangote Cement PLC	2,384,961	2,231,259
Dangote Sugar Refinery PLC	7,275,654	389,887
Diamond Bank PLC(1)	12,314,600	544,007
Ecobank Transnational, Inc.	5,970,792	527,503
First Bank of Nigeria PLC	25,692,210	3,219,324
First City Monument Bank PLC(1)	14,755,996	447,950
Flour Mills of Nigeria PLC	376,008	186,123
Forte Oil PLC(1)	583,796	52,963
Guaranty Trust Bank PLC	25,044,700	4,110,450
Guiness Nigeria PLC	507,134	846,771
Lafarge Cement WAPCO Nigeria PLC	2,504,600	1,209,022
Nestle Nigeria PLC	275,100	1,634,965
Nigerian Breweries PLC	3,079,300	3,159,119
Oando PLC(1)	7,020,969	743,094
PZ Cussons Nigeria PLC	2,463,540	542,164
Skye Bank PLC	16,739,600	658,851
UAC of Nigeria PLC	3,415,250	1,188,965
UBA Capital PLC(1)	4,450,229	34,805
Unilever Nigeria PLC	2,750,000	897,491
Union Bank of Nigeria PLC(1)	2,936,181	188,388
United Bank for Africa PLC(1)	36,714,397	1,847,505
Zenith Bank PLC	25,112,737	3,370,809

		$30,040,583

Oman — 0.8%
Bank Dhofar SAOG	1,309,123	$1,295,943
Bank Muscat SAOG	3,751,865	6,000,558
Bank Sohar	3,584,090	1,795,629
Dhofar International Development & Investment Holding Co.	256,825	303,815
Galfar Engineering & Contracting SAOG	1,240,540	1,144,203
National Bank of Oman, Ltd.	1,669,660	1,221,783
Oman Cables Industry SAOG	112,400	420,948
Oman Cement Co. SAOG	768,532	1,275,721
Oman Flour Mills Co., Ltd. SAOG	543,700	760,722
Oman International Bank SAOG	1,447,577	687,355
Oman Telecommunications Co.	1,262,260	4,884,058
Omani Qatari Telecommunications Co. SAOG	671,100	924,499
Ominvest	664,096	690,291
Raysut Cement Co. SAOG	548,810	2,121,021
Renaissance Holdings Co.(1)	1,085,940	1,498,016
Shell Oman Marketing Co.	66,100	380,538

		$25,405,100

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	235,620	$167,558
AkzoNobel Pakistan, Ltd.	56,145	65,935
Attock Petroleum, Ltd.	99,000	487,977
Bank Alfalah, Ltd.	1,396,394	212,852
D.G. Khan Cement Co., Ltd.	850,320	591,663
Engro Corp., Ltd.	1,138,716	1,493,791

Security	Shares	Value
Fauji Fertilizer Bin Qasim, Ltd.	841,000	$320,865
Fauji Fertilizer Co., Ltd.	1,336,114	1,478,091
Habib Bank, Ltd.	241,576	237,072
Hub Power Co., Ltd.	5,237,900	2,673,260
ICI Pakistan, Ltd.	9,818	13,583
Kot Addu Power Co., Ltd.	1,343,500	719,261
Lucky Cement, Ltd.	883,300	1,500,786
Millat Tractors, Ltd.	49,390	257,949
Muslim Commercial Bank, Ltd.	1,789,532	3,472,723
National Bank of Pakistan	1,926,526	762,250
Nishat Mills, Ltd.	2,403,980	2,044,504
Oil & Gas Development Co., Ltd.	1,601,500	3,281,956
Pakistan Oil Fields, Ltd.	273,700	1,261,323
Pakistan Petroleum, Ltd.	926,852	1,647,159
Pakistan State Oil Co., Ltd.	466,416	962,445
Pakistan Telecommunication Co., Ltd.(1)	4,498,500	910,750
United Bank, Ltd.	1,302,825	1,106,441

		$25,670,194

Peru — 1.6%
Alicorp SA	2,088,921	$7,783,045
Banco Continental SA	304,362	851,979
Cia de Minas Buenaventura SA	82,880	2,144,000
Cia de Minas Buenaventura SA ADR	138,176	3,587,049
Cia Minera Milpo SA	808,171	689,598
Credicorp, Ltd. ADR	67,435	11,197,582
Edegel SA	2,023,411	2,070,285
Ferreyros SA	2,090,213	2,162,846
Grana y Montero SA	1,029,782	4,532,631
Intergroup Financial Services Corp.	40,900	1,636,000
Luz del Sur SAA	83,400	302,687
Minsur SA	1,384,773	1,202,988
Sociedad Minera Cerro Verde SAA(1)	47,600	1,451,800
Sociedad Minera el Brocal SA	32,370	399,938
Southern Copper Corp.	214,255	8,049,560
Volcan Cia Minera SA, Class B	2,428,018	2,071,784

		$50,133,772

Philippines — 2.0%
Aboitiz Equity Ventures, Inc.	3,648,000	$4,929,698
Aboitiz Power Corp.	1,264,300	1,145,501
ABS-CBN Holdings Corp. PDR	236,200	240,103
Alliance Global Group, Inc.	5,313,100	2,754,688
Ayala Corp.	211,838	2,937,278
Ayala Land, Inc.	3,534,608	2,838,044
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,661
Bank of the Philippine Islands	1,051,521	2,829,660
BDO Unibank, Inc.(1)	1,198,920	2,637,749
DMCI Holdings, Inc.	716,100	964,846
Energy Development Corp.	5,342,650	844,578
Filinvest Land, Inc.	16,105,546	782,520
First Gen Corp.(1)	1,129,760	684,107
First Philippine Holdings Corp.	207,200	531,663
Globe Telecom, Inc.	22,170	651,119
GMA Holdings, Inc. PDR	1,242,100	303,104

Security	Shares	Value
International Container Terminal Services, Inc.	551,900	$1,244,731
JG Summit Holding, Inc.	2,893,700	3,018,541
Jollibee Foods Corp.	467,000	1,442,448
Lopez Holdings Corp.	11,450,000	2,022,101
Manila Electric Co.	367,104	2,936,860
Manila Water Co.	481,700	473,203
Megaworld Corp.	10,700,000	1,019,938
Metropolitan Bank & Trust Co.	747,479	2,143,008
Nickel Asia Corp.	1,613,850	949,873
Philex Mining Corp.	3,645,900	1,592,112
Philex Petroleum Corp.(1)	691,700	530,778
Philippine Long Distance Telephone Co.	52,460	3,802,127
Robinsons Land Corp.	1,290,000	805,865
San Miguel Corp.	138,800	391,336
Semirara Mining Corp.	310,100	2,032,619
SM Investments Corp.	223,132	6,107,193
SM Prime Holdings, Inc.	6,140,050	2,875,857
Universal Robina Corp.	1,148,700	3,168,293
Vista Land & Lifescapes, Inc.	6,128,000	813,291

		$62,453,493

Poland — 3.0%
Agora SA	69,000	$161,112
AmRest Holdings SE(1)	30,208	798,623
Asseco Poland SA	256,570	3,314,401
Bank Handlowy w Warszawie SA	38,385	1,073,579
Bank Millennium SA(1)	697,490	1,029,535
Bank Pekao SA	127,585	6,162,354
Bioton SA(1)	19,451,400	298,609
Boryszew SA(1)	3,500,000	473,596
BRE Bank SA(1)	24,950	2,621,314
Budimex SA	43,576	1,014,336
Cinema City International NV(1)	53,500	460,738
Cyfrowy Polsat SA(1)	709,480	3,702,706
Eurocash SA	288,203	4,706,301
Getin Holding SA(1)	333,533	278,868
Getin Noble Bank SA(1)	1,000,718	538,514
Globe Trade Centre SA(1)	364,288	857,078
Grupa Lotos SA(1)	176,940	2,222,067
Jastrzebska Spolka Weglowa SA	55,400	1,589,482
Kernel Holding SA(1)	13,100	238,212
KGHM Polska Miedz SA	169,118	8,196,230
KOPEX SA(1)	104,700	497,320
LC Corp. SA(1)	608,300	226,201
LPP SA	2,402	4,168,035
Lubelski Wegiel Bogdanka SA	43,100	1,581,093
Netia SA(1)	639,700	829,717
NG2 SA	45,300	986,800
Orbis SA	138,180	1,528,361
Polimex-Mostostal SA(1)	3,573,572	406,664
Polish Oil & Gas(1)	2,342,566	3,982,951
Polska Grupa Energetyczna SA	1,276,600	6,568,524
Polski Koncern Naftowy Orlen SA(1)	406,795	6,426,173
Powszechna Kasa Oszczednosci Bank Polski SA	882,382	9,375,412
Powszechny Zaklad Ubezpieczen SA	69,100	8,575,383

Security	Shares	Value
Rovese SA(1)	170,700	$70,891
Tauron Polska Energia SA	2,465,000	3,243,119
Telekomunikacja Polska SA	1,109,645	2,272,459
Telekomunikacja Polska SA GDR(4)	76,100	156,066
Telekomunikacja Polska SA GDR(3)	169,000	346,585
TVN SA	906,566	2,655,967

		$93,635,376

Qatar — 1.7%
Al Meera Consumer Goods Co.	53,000	$1,915,355
Barwa Bank(2)	152,394	269,089
Barwa Real Estate Co.	126,643	866,034
Commercial Bank of Qatar	72,232	1,307,914
Doha Bank, Ltd.	79,773	1,030,756
Gulf International Services QSC	204,380	1,964,092
Industries Qatar	313,177	13,848,808
Masraf Al Rayan	507,800	3,469,341
Qatar Electricity & Water Co.	60,800	2,312,387
Qatar Fuel	20,625	1,353,961
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,415,293
Qatar Insurance Co.	42,348	628,092
Qatar International Islamic Bank	32,210	459,443
Qatar Islamic Bank	81,415	1,583,444
Qatar National Bank	248,486	9,143,766
Qatar National Cement Co.	12,559	341,418
Qatar National Navigation	93,351	1,676,712
Qatar Telecom QSC	181,595	5,689,801
United Development Co.	154,518	719,056
Vodafone Qatar(1)	770,600	1,873,198

		$52,867,960

Romania — 0.6%
Antibiotice SA	1,559,438	$207,422
Banca Transilvania(1)	13,952,420	5,876,843
Biofarm Bucuresti	8,097,100	551,786
BRD-Group Societe Generale	2,483,100	6,381,806
OMV Petrom SA	43,591,503	5,793,348
Transelectrica SA	101,000	401,985
TRANSGAZ SA Medias	5,376	334,352

		$19,547,542

Russia — 6.2%
Aeroflot-Russian Airlines	749,030	$1,258,925
AvtoVAZ(1)	2,100,000	792,252
CTC Media, Inc.	425,900	5,021,361
Evraz PLC	216,250	732,588
Federal Grid Co. Unified Energy System JSC(1)	400,770,600	2,036,315
Federal Hydrogenerating Co. JSC	185,700,426	3,645,114
Gazprom Neft	77,000	324,340
Globaltrans Investment PLC GDR(3)	28,300	446,842
IDGC Holding JSC(1)	26,309,700	1,439,351
LUKOIL OAO ADR	223,400	14,395,276
LUKOIL OAO GDR	66,100	4,263,450
Magnit OJSC	41,600	8,050,820
Magnitogorsk Iron & Steel Works GDR(3)	58,800	202,330

Security	Shares	Value
Mail.ru Group, Ltd. GDR(3)	105,100	$2,914,964
Mechel ADR	203,500	1,029,710
MMC Norilsk Nickel ADR	114,877	1,940,272
MMC Norilsk Nickel GDR	270,860	4,583,042
Mobile TeleSystems ADR	101,500	2,105,110
Mobile TeleSystems OJSC	1,435,719	12,792,737
Mosenergo	7,630,462	316,931
NovaTek OAO GDR(3)	61,800	6,659,235
Novolipetsk Steel GDR(3)	35,000	553,448
OAO Gazprom ADR	3,280,100	28,048,640
OAO Inter Rao Ues(1)	1,993,581,189	1,158,271
OAO TMK GDR(3)	42,000	502,097
PIK Group GDR(1)(3)	100,000	197,177
Polymetal International PLC	102,900	1,358,875
Rosneft Oil Co. GDR(3)	796,600	6,092,092
Rostelecom	898,900	3,543,792
Rostelecom ADR	63,133	1,505,722
Sberbank of Russia(3)	6,931,380	22,014,597
Sberbank of Russia ADR	488,350	6,282,678
Sberbank of Russia, PFC Shares	862,200	2,085,265
Severstal OAO GDR(3)	100,900	897,942
Sistema JSFC GDR(3)	151,800	2,793,461
Surgutneftegas OJSC ADR	176,000	1,584,000
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,695,400
Surgutneftegas OJSC GDR	522,200	4,669,266
Tatneft ADR	167,432	6,632,572
TGK-2(1)	47,290,846	2,790
Transneft, PFC Shares	800	1,712,816
Uralkali OJSC	329,500	2,444,357
Uralkali OJSC GDR(3)	70,400	2,603,414
VimpelCom, Ltd. ADR	464,130	5,518,506
VTB Bank OJSC GDR(3)	1,712,874	5,406,084
X5 Retail Group NV GDR(1)(3)	352,700	5,946,910
Yandex NV, Class A(1)	174,800	4,041,376

		$194,242,513

Slovenia — 0.5%
Gorenje DD	80,554	$461,371
KRKA DD	120,682	7,187,148
Luka Koper(1)	34,436	380,003
Mercator Poslovni Sistem	7,524	1,090,517
Nova Kreditna Banka Maribor(1)	156,914	150,984
Petrol	5,072	1,401,476
Sava DD(1)	2,986	17,359
Telekom Slovenije DD	21,671	2,307,171
Zavarovalnica Triglav DD	57,322	1,253,095

		$14,249,124

South Africa — 5.9%
ABSA Group, Ltd.	173,873	$2,932,093
Adcock Ingram Holdings, Ltd.	72,016	474,295
AECI, Ltd.	48,300	536,169
African Bank Investments, Ltd.	415,015	1,367,659
African Oxygen, Ltd. (AFROX)	143,280	354,262
African Rainbow Minerals, Ltd.	66,000	1,358,738

Security	Shares	Value
Anglo Platinum, Ltd.(1)	35,500	$1,475,527
AngloGold Ashanti, Ltd.	184,534	4,342,147
AngloGold Ashanti, Ltd. ADR	25,699	605,211
Arcelormittal South Africa, Ltd.(1)	69,201	214,041
Arrowhead Properties, Ltd., Class A	42,300	35,498
Arrowhead Properties, Ltd., Class B	42,300	34,961
Aspen Pharmacare Holdings, Ltd.(1)	195,268	4,058,673
Astral Foods, Ltd.	26,100	267,615
Aveng, Ltd.	579,096	2,033,366
AVI, Ltd.	228,000	1,331,427
Barloworld, Ltd.	336,700	3,511,329
Bidvest Group, Ltd.	399,403	10,528,263
Capital Property Fund	592,025	717,373
Clicks Group, Ltd.	218,200	1,377,865
DataTec, Ltd.	285,500	1,568,035
Discovery Holdings, Ltd.	221,254	1,884,561
FirstRand, Ltd.	1,633,485	5,725,857
Foschini, Ltd.	104,323	1,280,212
Gold Fields, Ltd.	407,280	3,145,828
Grindrod, Ltd.	416,000	905,278
Group Five, Ltd.	115,500	452,301
Growthpoint Properties, Ltd.	608,900	1,783,294
Harmony Gold Mining Co., Ltd.	219,100	1,412,143
Hosken Consolidated Investments, Ltd.	33,700	412,270
Hyprop Investments, Ltd.	65,400	521,344
Illovo Sugar, Ltd.	51,000	176,324
Impala Platinum Holdings, Ltd.	299,486	4,420,739
Imperial Holdings, Ltd.	98,100	2,244,715
Investec, Ltd.	156,600	1,095,906
JSE, Ltd.	45,700	354,312
Kumba Iron Ore, Ltd.	35,800	1,918,000
Kumba Resources, Ltd.	84,500	1,502,348
Lewis Group, Ltd.	39,800	280,239
Liberty Holdings, Ltd.	67,700	883,898
Life Healthcare Group Holdings, Ltd.	433,721	1,633,572
Massmart Holdings, Ltd.	48,804	1,011,166
Mediclinic International, Ltd.	161,590	1,127,830
MMI Holdings, Ltd.	554,133	1,398,848
Mondi, Ltd.	29,155	394,493
Mr. Price Group, Ltd.	188,400	2,396,377
MTN Group, Ltd.	1,786,180	31,387,191
Murray & Roberts Holdings, Ltd.(1)	389,200	997,758
Nampak, Ltd.	246,700	860,909
Naspers, Ltd., Class N	192,576	11,998,648
Nedbank Group, Ltd.	101,000	2,092,569
Netcare, Ltd.	395,900	854,387
Northam Platinum, Ltd.(1)	130,300	560,332
Pick’n Pay Holdings, Ltd.	125,270	252,429
Pick’n Pay Stores, Ltd.	152,660	706,347
PPC, Ltd.	251,514	878,045
Redefine Properties, Ltd.	1,341,296	1,443,621
Remgro, Ltd.	248,105	4,942,749
Reunert, Ltd.	280,400	2,347,367
RMB Holdings, Ltd.	380,500	1,723,451
RMI Holdings	449,000	1,138,288

Security	Shares	Value
Sanlam, Ltd.	970,590	$4,981,890
Santam, Ltd.	27,610	574,673
Sappi, Ltd.(1)	270,600	844,937
Sasol, Ltd.	271,636	12,028,939
Shoprite Holdings, Ltd.	201,153	4,001,321
Sibanye Gold, Ltd.(1)	407,280	593,072
Spar Group, Ltd. (The)	79,260	980,497
Standard Bank Group, Ltd.	621,449	8,002,335
Steinhoff International Holdings, Ltd.(1)	752,400	2,047,802
Sun International, Ltd.	33,860	371,561
Telkom South Africa, Ltd.(1)	333,000	543,878
Tiger Brands, Ltd.	88,016	2,814,455
Tongaat-Hulett	25,322	394,964
Truworths International, Ltd.	192,241	1,885,752
Vodacom Group (Pty), Ltd.	312,600	3,735,518
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,096,498
Woolworths Holdings, Ltd.	355,542	2,729,842

		$187,298,427

South Korea — 6.2%
AMOREPACIFIC Corp.	783	$658,982
AMOREPACIFIC Group, Inc.	2,641	962,487
BS Financial Group, Inc.	73,284	1,000,170
Celltrion, Inc.	24,236	1,164,966
Cheil Industries, Inc.	19,900	1,585,146
Cheil Worldwide, Inc.(1)	38,050	824,745
CJ CheilJedang Corp.	2,100	646,730
CJ Corp.	9,583	1,254,258
CJ O Shopping Co., Ltd.	1,122	298,730
Daelim Industrial Co., Ltd.	6,870	568,056
Daesang Corp.	29,700	980,499
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	485,231
Daewoo Industrial Development Co., Ltd.(1)(2)	3,501	25,849
Daewoo International Corp.	10,502	366,083
Daewoo Securities Co., Ltd.	86,759	893,542
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	773,216
Daishin Securities Co.	14,000	122,596
DGB Financial Group Co., Ltd.	64,880	983,629
Dong-A Pharmaceutical Co., Ltd.	4,228	471,213
Dongbu Insurance Co., Ltd.	27,320	1,168,110
Dongkuk Steel Mill Co., Ltd.	18,400	203,270
Doosan Corp.	4,600	531,636
Doosan Heavy Industries & Construction Co., Ltd.	10,750	436,159
Doosan Infracore Co., Ltd.(1)	22,060	313,823
E-Mart Co., Ltd.	5,011	990,943
GS Engineering & Construction Corp.	6,000	292,863
GS Holdings Corp.	20,654	1,208,793
Hana Financial Group, Inc.	98,200	3,481,563
Hanjin Shipping Co., Ltd.(1)	74,800	712,840
Hanjin Transportation Co., Ltd.	10,500	227,795
Hankook Tire Co., Ltd.	27,617	1,196,233
Hankook Tire Worldwide Co., Ltd.	6,312	104,539
Hanwha Chemical Corp.	65,820	1,171,969
Hanwha Corp.	27,900	848,443
Hanwha Securities Co., Ltd.	49,695	190,821

Security	Shares	Value
Hite-Jinro Co., Ltd.	17,806	$521,499
Honam Petrochemical Corp.	6,600	1,181,718
Hotel Shilla Co., Ltd.	12,750	632,146
Hynix Semiconductor, Inc.(1)	118,470	3,136,594
Hyosung Corp.	13,800	683,967
Hyundai Department Store Co., Ltd.	3,900	573,603
Hyundai Development Co.	13,980	312,798
Hyundai Engineering & Construction Co., Ltd.	14,670	880,184
Hyundai Glovis Co., Ltd.	11,450	1,985,855
Hyundai Heavy Industries Co., Ltd.	11,813	2,290,159
Hyundai Hysco Co., Ltd.	21,200	654,808
Hyundai Marine & Fire Insurance Co., Ltd.	27,850	800,049
Hyundai Merchant Marine Co., Ltd.(1)	46,400	599,707
Hyundai Mipo Dockyard Co., Ltd.	2,620	274,570
Hyundai Mobis	17,000	4,772,323
Hyundai Motor Co.	37,690	7,618,836
Hyundai Motor Co., PFC Shares	12,900	989,949
Hyundai Securities Co., Ltd.	48,800	348,784
Hyundai Steel Co.	27,400	2,010,299
Hyundai Wia Corp.	6,700	999,422
Industrial Bank of Korea	71,500	823,721
Kangwon Land, Inc.	36,658	1,016,173
KB Financial Group, Inc.	108,129	3,612,181
KB Financial Group, Inc. ADR	48,488	1,602,044
KCC Corp.	1,710	457,432
Kia Motors Corp.	66,000	3,348,703
KIWOOM Securities Co., Ltd.	8,011	489,221
Korea Electric Power Corp.(1)	152,610	4,166,268
Korea Exchange Bank(1)	82,200	547,448
Korea Express Co., Ltd.(1)	4,378	398,543
Korea Gas Corp.	12,900	810,335
Korea Investment Holdings Co., Ltd.	15,600	626,106
Korea Zinc Co., Ltd.	6,700	2,146,326
Korean Air Lines Co., Ltd.(1)	16,966	620,909
Korean Reinsurance Co.	26,946	277,693
KT Corp.	87,949	2,780,756
KT&G Corp.	35,480	2,408,880
KTB Securities Co., Ltd.(1)	80,000	257,509
Kumho Petro Chemical Co., Ltd.	6,200	595,757
LG Chem, Ltd.	19,104	4,583,259
LG Corp.	24,770	1,446,627
LG Display Co., Ltd.(1)	39,300	1,149,230
LG Electronics, Inc.	28,896	2,126,794
LG Hausys, Ltd.	4,611	351,533
LG Household & Health Care, Ltd.	2,300	1,264,337
LG Life Sciences, Ltd.(1)	9,500	484,610
LG Uplus Corp.(1)	106,713	771,043
LIG Insurance Co., Ltd.	23,590	503,738
Lotte Shopping Co., Ltd.	4,500	1,596,363
LS Corp.	7,030	560,172
LS Industrial Systems Co., Ltd.	4,500	248,151
MegaStudy Co., Ltd.	2,500	160,465
Mirae Asset Securities Co., Ltd.	10,170	378,309
Namhae Chemical Corp.	32,500	214,943
NCsoft Corp.	5,300	742,069
Neo Holdings Co., Ltd.(1)(2)	4,600	0
NHN Corp.	9,658	2,334,832

Security	Shares	Value
Nong Shim Co., Ltd.	1,100	$304,725
OCI Co., Ltd.	10,020	1,447,527
ORION Corp.	1,000	978,795
POSCO	34,600	10,181,794
S-Oil Corp.	20,272	1,713,138
S1 Corp.	10,130	566,814
Samsung C&T Corp.	29,430	1,821,689
Samsung Card Co., Ltd.	22,360	767,897
Samsung Electro-Mechanics Co., Ltd.	16,480	1,485,539
Samsung Electronics Co., Ltd.	28,830	39,296,140
Samsung Electronics Co., Ltd., PFC Shares	620	485,467
Samsung Engineering Co., Ltd.	7,400	857,999
Samsung Fine Chemicals Co., Ltd.	10,800	539,242
Samsung Fire & Marine Insurance Co., Ltd.	17,774	3,483,972
Samsung Heavy Industries Co., Ltd.	41,400	1,316,093
Samsung Life Insurance Co., Ltd.	44,600	4,176,273
Samsung SDI Co., Ltd.	7,200	913,809
Samsung Securities Co., Ltd.	24,112	1,163,443
Samsung Techwin Co., Ltd.	8,485	502,958
Shinhan Financial Group Co., Ltd.	192,262	6,920,040
Shinsegae Co., Ltd.	3,270	652,941
SK Chemicals Co., Ltd.	12,100	612,521
SK Holdings Co., Ltd.	6,541	996,440
SK Innovation Co., Ltd.	22,071	3,249,856
SK Networks Co., Ltd.	40,500	277,014
SK Telecom Co., Ltd.	18,500	3,006,441
SK Telecom Co., Ltd. ADR	25,326	452,576
STX Pan Ocean Co., Ltd.(1)	39,400	162,298
TONGYANG Securities, Inc.	47,500	172,226
Woongjin Coway Co., Ltd.(1)	15,560	691,038
Woori Finance Holdings Co., Ltd.	135,300	1,529,507
Woori Investment & Securities Co., Ltd.	65,922	684,904
Yuhan Corp.	2,370	405,109
Zyle Motor Sales Corp.(1)(2)	4,895	25,849

		$196,157,752

Taiwan — 6.2%
Acer, Inc.(1)	873,380	$761,463
Advanced Semiconductor Engineering, Inc.	1,687,281	1,380,976
Advantech Co., Ltd.	186,849	811,710
Altek Corp.	294,911	178,875
Ambassador Hotel	221,000	214,840
AmTRAN Technology Co., Ltd.	376,765	306,352
Asia Cement Corp.	1,137,993	1,380,531
Asia Optical Co., Inc.(1)	187,913	191,796
Asustek Computer, Inc.	216,174	2,583,047
AU Optronics Corp.(1)	2,203,925	964,091
AU Optronics Corp. ADR(1)	33,754	145,142
Capital Securities Corp.	605,143	215,667
Catcher Technology Co., Ltd.	215,100	970,526
Cathay Financial Holding Co., Ltd.	3,296,785	4,548,226
Cathay Real Estate Development Co., Ltd.	660,000	367,105
Chang Hwa Commercial Bank	1,596,664	939,235
Cheng Shin Rubber Industry Co., Ltd.	1,548,914	4,409,521
Cheng Uei Precision Industry Co., Ltd.	149,516	283,578
Chicony Electronics Co., Ltd.	155,791	414,316
Chimei Innolux Corp.(1)	2,121,389	1,314,264

Security	Shares	Value
China Airlines, Ltd.(1)	940,963	$366,034
China Development Financial Holding Corp.(1)	6,528,106	1,867,391
China Life Insurance Co., Ltd.(1)	1,028,646	1,028,052
China Motor Corp.	1,026,930	954,258
China Petrochemical Development Corp.	1,522,857	833,176
China Steel Corp.	5,886,864	5,118,468
Chinatrust Financial Holding Co., Ltd.	5,090,633	3,044,242
Chipbond Technology Corp.	240,000	545,002
Chong Hong Construction Co., Ltd.	150,351	497,009
Chunghwa Telecom Co., Ltd.	2,476,909	7,659,053
Clevo Co.	206,579	307,187
CMC Magnetics Corp.(1)	1,370,000	241,774
Compal Electronics, Inc.	1,488,557	1,053,871
Coretronic Corp.	282,312	210,761
D-Link Corp.	359,590	209,685
Delta Electronics, Inc.	566,603	2,376,530
Dynapack International Technology Corp.	67,666	237,795
E Ink Holdings, Inc.	249,000	192,755
E.Sun Financial Holding Co., Ltd.	2,042,891	1,239,786
Elan Microelectronics Corp.	142,410	315,163
Epistar Corp.	321,439	576,580
Eternal Chemical Co., Ltd.	310,905	257,757
EVA Airways Corp.(1)	1,467,999	868,726
Evergreen International Storage & Transport Corp.	266,000	183,083
Evergreen Marine Corp.(1)	1,159,717	691,665
Everlight Chemical Industrial Corp.	311,850	215,330
Everlight Electronics Co., Ltd.	103,212	166,601
Far Eastern Department Stores, Ltd.	1,424,848	1,273,340
Far Eastern International Bank	860,164	349,140
Far Eastern New Century Corp.	1,227,162	1,264,087
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,720,028
Faraday Technology Corp.	437,215	512,495
Feng Hsin Iron & Steel Co., Ltd.	172,000	300,383
First Financial Holding Co., Ltd.	2,742,676	1,718,787
First Steamship Co., Ltd.	153,400	116,423
Formosa Chemicals & Fibre Corp.	1,728,364	3,880,960
Formosa International Hotels Corp.	30,598	347,423
Formosa Petrochemical Corp.	985,153	2,594,594
Formosa Plastics Corp.	2,310,436	5,471,745
Formosa Taffeta Co., Ltd.	545,000	498,906
Formosan Rubber Group, Inc.	450,000	336,806
Foxconn International Holdings, Ltd.(1)	1,168,000	438,223
Foxconn Technology Co., Ltd.	302,512	838,582
Fubon Financial Holding Co., Ltd.	2,872,833	4,122,960
Giant Manufacturing Co., Ltd.	228,093	1,289,434
Gintech Energy Corp.(1)	266,294	234,167
Goldsun Development & Construction Co., Ltd.	617,053	247,719
Great Wall Enterprise Co., Ltd.	247,202	220,560
HannStar Display Corp.(1)	926,742	144,630
Highwealth Construction Corp.	166,952	348,983
Hon Hai Precision Industry Co., Ltd.	2,997,019	8,340,749
Hotai Motor Co., Ltd.	98,000	791,984
HTC Corp.	208,311	1,705,427
Hua Nan Financial Holdings Co., Ltd.	2,326,792	1,343,166
Huaku Development Co., Ltd.	187,010	468,942
Inotera Memories, Inc.(1)	2,102,619	599,112
Inventec Co., Ltd.	817,753	309,051

Security	Shares	Value
King Yuan Electronics Co., Ltd.	711,274	$483,210
Kinsus Interconnect Technology Corp.	166,280	515,933
Largan Precision Co., Ltd.	45,042	1,180,275
Lee Chang Yung Chemical Industry Corp.	253,644	284,806
Lite-On Technology Corp.	736,684	1,198,324
Macronix International Co., Ltd.	1,015,868	292,133
MediaTek, Inc.	378,371	4,324,300
Mega Financial Holding Co., Ltd.	4,171,507	3,387,033
Merida Industry Co., Ltd.	415,150	2,506,869
Mitac International Corp.	626,073	231,601
Motech Industries, Inc.(1)	116,148	119,120
Nan Kang Rubber Tire Co., Ltd.	889,819	1,001,562
Nan Ya Plastics Corp.	2,583,538	4,566,469
Nan Ya Printed Circuit Board Corp.	99,942	108,669
Nanya Technology Corp.(1)	2,813,575	344,861
Neo Solar Power Corp.(1)	144,016	108,308
Novatek Microelectronics Corp., Ltd.	160,479	703,794
Oriental Union Chemical Corp.	453,200	467,251
Pan-International Industrial Co., Ltd.(1)	144,272	120,832
Pegatron Corp.(1)	553,486	853,776
Phison Electronics Corp.	43,692	355,142
Pou Chen Corp.	2,168,764	2,320,538
Powertech Technology, Inc.	366,725	618,123
President Chain Store Corp.	619,120	3,400,804
Qisda Corp.(1)	631,380	157,727
Quanta Computer, Inc.	905,065	2,004,404
Radiant Opto-Electronics Corp.	200,340	795,396
Radium Life Tech Co., Ltd.	322,376	294,736
Realtek Semiconductor Corp.	163,903	376,191
RichTek Technology Corp.	87,497	506,405
Ritek Corp.(1)	968,757	125,306
Ruentex Development Co., Ltd.	303,019	620,360
Ruentex Industries, Ltd.	1,061,071	2,462,396
Sanyang Industrial Co., Ltd.(1)	1,509,000	1,274,847
Shin Kong Financial Holding Co., Ltd.(1)	2,904,234	913,792
Shin Kong Synthetic Fibers Corp.	965,996	304,047
Siliconware Precision Industries Co., Ltd.	431,260	499,411
Siliconware Precision Industries Co., Ltd. ADR	74,607	434,213
Simplo Technology Co., Ltd.	123,820	573,988
Sincere Navigation	188,000	169,566
Sino-American Silicon Products, Inc.	183,259	238,616
SinoPac Financial Holdings Co., Ltd.	3,020,375	1,441,865
Solar Applied Materials Technology Corp.	329,817	391,544
Synnex Technology International Corp.	651,960	1,181,668
Tainan Spinning Co., Ltd.	1,368,506	687,422
Taishin Financial Holdings Co., Ltd.	2,806,509	1,173,438
Taiwan Business Bank(1)	1,596,551	504,818
Taiwan Cement Corp.	1,724,118	2,127,838
Taiwan Cooperative Financial Holding Co., Ltd.	1,759,005	1,006,364
Taiwan Fertilizer Co., Ltd.	436,000	1,044,489
Taiwan Glass Industry Corp.	252,874	232,497
Taiwan Life Insurance Co., Ltd.(1)	361,770	280,941
Taiwan Mobile Co., Ltd.	1,170,052	3,959,896
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	20,517,111
Taiwan Tea Corp.	661,346	383,768
Tatung Co., Ltd.(1)	1,214,645	308,355
Teco Electric & Machinery Co., Ltd.	989,000	787,994

Security	Shares	Value
Tong Yang Industry Co., Ltd.	370,562	$337,803
TPK Holding Co., Ltd.	83,515	1,671,984
Transcend Information, Inc.	63,886	207,556
Tripod Technology Corp.	152,979	341,575
TSRC Corp.	362,940	705,904
TTY Biopharm Co., Ltd.	264,428	870,118
Tung Ho Steel Enterprise Corp.	293,385	280,521
U-Ming Marine Transport Corp.	202,000	312,449
Uni-President Enterprises Corp.	3,299,514	6,269,872
Unimicron Technology Corp.	527,171	544,007
United Microelectronics Corp.	3,348,361	1,248,178
United Microelectronics Corp. ADR	93,397	168,115
Vanguard International Semiconductor Corp.	784,175	727,700
Walsin Lihwa Corp.(1)	1,085,980	312,363
Wan Hai Lines, Ltd.(1)	606,375	321,862
Waterland Financial Holdings	1,455,302	490,208
Wintek Corp.(1)	706,482	370,814
Wistron Corp.	823,123	903,334
WPG Holdings Co., Ltd.	548,136	625,188
Yageo Corp.(1)	1,003,000	322,799
Yang Ming Marine Transport(1)	1,116,288	512,109
Yieh Phui Enterprise	955,867	277,653
Yuanta Financial Holding Co., Ltd.	4,619,071	2,345,484
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	725,473
Yulon Motor Co., Ltd.	1,212,420	2,168,010

		$196,804,022

Thailand — 3.6%
Advanced Info Service PCL(6)	1,279,600	$10,337,848
Airports of Thailand PCL(6)	383,300	1,606,847
Asian Property Development PCL(6)	2,209,200	711,888
Bangkok Bank PCL	104,400	794,425
Bangkok Bank PCL(6)	264,800	2,050,256
Bangkok Bank PCL NVDR	35,000	266,330
Bangkok Dusit Medical Services PCL(6)	781,000	4,372,145
Bangkok Expressway PCL(6)	895,900	1,218,784
Bank of Ayudhya PCL(6)	1,814,000	2,143,933
Banpu PCL(6)	135,800	1,752,925
BEC World PCL(6)	1,531,300	3,355,906
Berli Jucker PCL(6)	630,500	1,658,041
Big C Supercenter PCL(6)	113,000	831,626
Bumrungrad Hospital PCL(6)	368,300	1,082,807
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	225,624
Central Pattana PCL(6)	540,700	1,757,706
Charoen Pokphand Foods PCL(6)	2,276,500	2,569,294
CP ALL PCL(6)	3,026,100	4,734,953
Delta Electronics (Thailand) PCL(6)	1,147,270	1,444,032
Electricity Generating PCL(6)	189,500	1,008,140
G Steel PCL(1)(6)	23,786,500	310,000
Glow Energy PCL(6)	377,600	958,596
Hana Microelectronics PCL(6)	1,416,900	1,223,018
Indorama Ventures PCL(6)	1,287,100	1,006,858
IRPC PCL(6)	3,989,000	533,232
Italian-Thai Development PCL(1)(6)	3,169,700	787,145
Kasikornbank PCL(6)	1,026,000	7,345,908
Kiatnakin Bank PCL(6)	350,000	797,224
Krung Thai Bank PCL(6)	2,520,125	2,141,757

Security	Shares	Value
Land & Houses PCL(6)	6,197,300	$2,717,050
Major Cineplex Group PCL(6)	754,100	528,732
Minor International PCL(6)	2,431,691	1,998,925
Precious Shipping PCL(6)	622,500	379,325
PTT Exploration & Production PCL(6)	1,106,816	5,633,657
PTT Global Chemical PCL(6)	623,650	1,485,508
PTT PCL(6)	605,700	6,718,985
Quality House PCL(6)	5,102,500	758,263
Ratchaburi Electricity Generating Holding PCL(6)	578,300	1,182,560
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	213,939
Shin Corp. PCL(6)	426,000	1,159,726
Siam Cement PCL(6)	263,800	4,371,734
Siam City Cement PCL(6)	42,900	722,183
Siam Commercial Bank PCL(6)	1,090,500	6,631,916
Siam Makro PCL(6)	157,600	2,839,299
Sino Thai Engineering & Construction PCL(6)	2,724,299	2,586,820
Thai Airways International PCL(6)	1,290,500	1,181,703
Thai Beverage PCL	3,621,000	1,783,155
Thai Oil PCL(6)	490,400	1,076,227
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	1,107,898
Thai Union Frozen Products PCL(6)	860,498	1,864,741
Thanachart Capital PCL(6)	523,300	803,402
Thoresen Thai Agencies PCL(1)(6)	1,007,986	614,024
TMB Bank PCL(6)	15,227,400	1,337,027
Total Access Communication PCL(6)	1,135,000	3,680,868
TPI Polene PCL(6)	1,130,500	603,828
True Corp. PCL(1)(6)	7,010,292	1,944,237

		$114,952,980

Turkey — 3.5%
Akbank TAS	1,453,081	$7,635,021
Akcansa Cimento AS	38,000	231,043
Akenerji Elektrik Uretim AS(1)	524,095	513,195
Aksa Akrilik Kimya Sanayii AS	228,054	621,763
Alarko Holding AS	207,704	661,845
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	254,495
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,542,521
Arcelik AS	325,221	2,301,803
Asya Katilim Bankasi AS(1)	874,200	1,155,632
Aygaz AS	177,606	1,060,373
Bagfas Bandirma Gubre Fabrikalari AS	17,600	549,651
BIM Birlesik Magazalar AS	111,996	5,458,916
Cimsa Cimento Sanayi ve Ticaret AS	64,400	397,002
Coca-Cola Icecek AS	65,400	1,852,718
Dogan Sirketler Grubu Holding AS(1)	2,058,552	1,218,044
Dogus Otomotiv Servis ve Ticaret AS	140,556	882,612
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	471,090
Enka Insaat ve Sanayi AS	1,531,125	4,742,915
Eregli Demir ve Celik Fabrikalari TAS	2,475,605	3,217,583
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	155,111
Gubre Fabrikalari TAS(1)	59,700	544,628
Haci Omer Sabanci Holding AS	848,449	5,022,601
Ihlas Holding AS(1)	1,888,400	867,020
Is Gayrimenkul Yatirim Ortakligi AS	409,199	330,421
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,019,018	1,809,885
KOC Holding AS	906,743	5,266,767

Security	Shares	Value
Koza Altin Isletmeleri AS	68,700	$1,606,776
Net Holding AS(1)	282,129	385,159
Petkim Petrokimya Holding AS(1)	606,041	1,045,972
Sekerbank TAS(1)	658,499	783,067
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	297,004
TAV Havalimanlari Holding AS(1)	257,200	1,657,399
Tekfen Holding AS	307,071	1,317,564
Tofas Turk Otomobil Fabrikasi AS	172,700	1,246,622
Trakya Cam Sanayii AS(1)	406,738	636,384
Tupras-Turkiye Petrol Rafinerileri AS	203,541	6,122,006
Turcas Petrolculuk AS	350,729	719,379
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	3,741,599
Turk Sise ve Cam Fabrikalari AS	600,783	1,020,217
Turk Telekomunikasyon AS	804,700	3,567,609
Turkcell Iletisim Hizmetleri AS(1)	996,794	6,680,300
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	640,540
Turkiye Garanti Bankasi AS	2,006,174	10,653,220
Turkiye Halk Bankasi AS	324,700	3,472,722
Turkiye Is Bankasi	1,315,506	5,006,098
Turkiye Sinai Kalkinma Bankasi AS	749,249	1,031,898
Turkiye Vakiflar Bankasi TAO	615,021	1,973,415
Ulker Gida Sanayi ve Ticaret AS	204,629	1,543,195
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	233,158
Yapi ve Kredi Bankasi AS(1)	725,093	2,246,117
Yazicilar Holding AS	39,000	431,296

		$108,823,371

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$319,139
Avangardco Investments Public, Ltd. GDR(1)	17,607	143,137
Ferrexpo PLC	603,145	1,594,032
MHP SA GDR(1)(3)	83,821	1,488,352

		$3,544,660

United Arab Emirates — 1.9%
Aabar Investments (PJSC)(1)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	3,871,886	4,438,628
Abu Dhabi National Hotels	832,200	444,408
Agthia Group (PJSC)	550,000	375,615
Air Arabia (PJSC)	11,206,000	2,442,829
Ajman Bank (PJSC)(1)	1,582,800	633,438
Aldar Properties (PJSC)	3,233,500	1,199,253
Arabtec Holding Co.	9,691,137	5,518,785
Aramex (PJSC)	3,170,710	1,933,838
Dana Gas(1)	24,909,987	3,053,321
DP World, Ltd.	539,236	7,578,531
Drake & Scull International (PJSC)	850,500	172,528
Dubai Financial Market(1)	7,445,500	2,215,378
Dubai Investments (PJSC)	2,251,568	567,744
Dubai Islamic Bank (PJSC)	2,902,100	1,588,969
Emaar Properties (PJSC)	8,426,100	12,002,035
First Gulf Bank (PJSC)	1,333,894	5,035,658
Gulf Navigation Holding(1)	3,460,300	230,437
National Bank of Abu Dhabi (PJSC)	2,033,257	6,088,425
National Central Cooling Co. (Tabreed)(1)	431,247	178,006

Security	Shares		Value
Ras Al Khaimah Co.		1,319,300	$477,721
Ras Al Khaimah Properties (PJSC)		5,586,000	700,294
Union National Bank		1,123,893	1,164,385
Waha Capital (PJSC)		2,068,608	406,037

			$58,446,263

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC		441,540	$674,485
Baoviet Holdings		371,340	897,578
Development Investment Construction Corp.		404,260	243,811
FPT Corp.		523,082	945,187
Gemadept Corp.		108,333	195,805
Hagl JSC(1)		874,000	1,149,508
Hoa Phat Group JSC		999,900	1,228,638
Kim Long Securities Corp.(1)		1,311,300	545,274
Kinh Bac City Development Share Holding Corp.(1)		333,700	127,664
Kinhdo Corp.		322,680	726,000
Masan Group Corp.(1)		238,000	1,397,430
PetroVietnam Construction JSC(1)		870,460	220,342
PetroVietnam Drilling and Well Services JSC		538,346	1,089,817
PetroVietnam Fertilizer and Chemical JSC		721,940	1,552,275
Refrigeration Electrical Engineering Corp.		487,200	451,666
Saigon Securities, Inc.		719,620	598,440
Song Da Urban & Industrial Zone Investment and Development JSC(1)		192,850	182,584
Tan Tao Investment Industry Co.(1)		953,417	305,376
Vietnam Construction and Import-Export JSC(1)		459,600	244,338
Vietnam Dairy Products JSC		514,642	2,825,919
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)		528,249	474,257
Vincom JSC(1)		929,687	2,843,438

			$18,919,832

Total Common Stocks (identified cost $2,287,500,457)			$3,079,485,854

Convertible Bonds — 0.0%

Security	Principal Amount (000’s omitted)		Value
Oman — 0.0%
Bank Muscat SAOG, 4.50%, 3/20/16(2)	OMR	563	$0

Total Convertible Bonds (identified cost $0)			$0

Corporate Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$13,306

Total Corporate Bonds (identified cost $16,136)			$13,306

Equity-Linked Securities (7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(4)	6/3/13	14,800	$330,013
Al Rajhi Bank(4)	2/16/15	116,800	2,067,196
Al Tayyar(4)	7/2/15	24,900	604,191
Alinma Bank(4)	2/23/15	182,900	642,537
Almarai Co.(4)	11/24/14	46,947	840,283
Arab National Bank(4)	5/11/15	81,600	584,211
Bank Albilad(4)	4/30/15	59,100	522,403
Banque Saudi Fransi(4)	2/23/15	49,375	400,893
Company for Cooperative Insurance (The)(4)	5/11/15	16,200	187,257
Dar Al Arkan Real Estate Development(4)	8/10/15	70,500	156,031
Etihad Etissalat Co(4)	12/5/14	119,020	2,590,464
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15	21,500	690,811
Fitaihi Holding Group(4)	9/24/15	57,200	234,120
Jarir Marketing Co.(4)	5/4/15	11,400	493,200
Mobile Telecommunications Co.(4)	5/4/15	88,722	198,130
Mohammad Al-Mojil Group(1)(2)(4)	1/6/16	38,000	63,574
National Industrialization Co.(4)	5/4/15	117,783	987,728
Rabigh Refining and Petrochemicals Co.(4)	10/13/14	28,700	136,410
Rabigh Refining and Petrochemicals Co.(4)	5/4/15	55,300	262,838
Riyad Bank(4)	12/15/14	68,500	420,100
Sahara Petrochemical Co.(4)	9/21/15	101,700	382,362
Samba Financial Group(4)	2/10/15	70,600	837,718
Saudi Airlines Catering Co.(4)	8/3/15	14,700	362,571
Saudi Arabian Amiantit Co.(4)	5/11/15	82,700	308,719
Saudi Arabian Fertilizer Co.(4)	5/11/15	19,466	823,994
Saudi Arabian Mining Co.(4)	5/11/15	45,000	406,769
Saudi Basic Industries Corp(4)	2/23/15	91,400	2,364,024
Saudi British Bank(4)	10/4/13	63,533	564,129
Saudi Cable Co.(4)	8/10/15	27,500	98,626
Saudi Cement Co.(4)	8/10/15	20,250	487,310
Saudi Ceramic Co.(4)	8/16/13	9,000	198,584
Saudi Chemical Co.(4)	5/1/15	28,700	324,476
Saudi Electricity Co.(4)	3/27/15	277,000	1,026,673
Saudi Industrial Investment Group(4)	3/27/15	49,800	306,743
Saudi International Petrochemical Co.(4)	3/27/15	67,870	347,467
Saudi Kayan Petrochemical Co.(4)	3/27/15	145,500	453,931
Saudi Pharmaceutical Industries and Medical Appliance Corp.(4)	9/24/15	33,074	363,354
Saudi Telecom Co.(4)	5/11/15	86,900	915,274
Savola Group(4)	2/2/15	93,100	1,040,150
Yamamah Saudi Cement Co., Ltd.(4)	2/2/15	23,300	287,033
Yanbu National Petrochemical Co.(4)	3/9/15	42,500	609,119

Total Equity-Linked Securities (identified cost $24,648,372)			$24,921,416

Investment Funds — 0.3%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		3,319,633	$6,971,229
Vietnam Growth Fund, Ltd.(1)		15,639	240,841

Total Investment Funds (identified cost $7,976,610)			$7,212,070

Rights (1) — 0.0%(5)

Security	Shares	Value
Corporate Commercial Bank AD	19,900	$0
Embratel Participacoes SA, Exp. 4/17/13	639,039	0
Embratel Participacoes SA, PFC Shares, Exp. 4/17/13	1,144,069	71
Li Ning Co., Ltd., Exp. 4/10/13	445,250	61,374
Polimex-Mostostal SA	3,573,572	0

Total Rights (identified cost $0)		$61,445

Warrants(1) — 0.0%(5)

Security	Shares	Value
Thoresen Thai Agencies PCL, Exp. 9/12/15, Strike THB 17.00	143,998	$34,912
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	139,900	16,942

Total Warrants (identified cost $10,824)		$51,854

Short-Term Investments — 0.7%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/13	$22,893	$22,893,176

Total Short-Term Investments (identified cost $22,893,176)		$22,893,176

Total Investments — 99.4% (identified cost $2,343,045,575)		$3,134,639,121

Other Assets, Less Liabilities — 0.6%		$20,196,818

Net Assets — 100.0%		$3,154,835,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

OMR	-	Omani Rial

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, the aggregate value of these securities is $76,846,749 or 2.4% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $26,299,269 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.8%	$436,234,714
Hong Kong Dollar	7.9	249,631,575
Mexican Peso	6.5	204,553,533
New Taiwan Dollar	6.2	195,618,329
South Korean Won	6.2	194,103,132
South African Rand	5.9	186,693,216
Indian Rupee	5.5	174,257,068
Brazilian Real	5.4	170,407,284
Thai Baht	3.6	111,665,737
New Turkish Lira	3.4	108,182,831
Indonesian Rupiah	3.4	107,581,854
Malaysian Ringgit	3.2	101,865,596
Polish Zloty	3.0	93,451,864
Chilean Peso	2.2	69,430,555
Philippine Peso	2.0	62,453,493
Qatari Riyal	1.7	52,867,960
United Arab Emirates Dirham	1.6	50,867,732
Kuwaiti Dinar	1.5	48,678,516
Hungarian Forint	1.5	47,592,027
Czech Koruna	1.5	47,393,742
Egyptian Pound	1.4	44,212,801
Colombian Peso	1.4	42,192,092
Other currency, less than 1% each	10.6	334,703,470

Total Investments	99.4%	$3,134,639,121

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.1%	$855,374,111
Materials	10.8	340,347,643
Telecommunication Services	10.0	316,719,514
Industrials	10.0	315,958,011
Energy	9.8	310,115,397
Consumer Staples	9.4	294,697,795
Consumer Discretionary	7.4	233,270,947
Information Technology	7.2	226,653,083
Utilities	4.7	148,199,480
Health Care	2.0	63,184,588
Other	0.7	22,906,482
Investment Funds	0.3	7,212,070

Total Investments	99.4%	$3,134,639,121

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,362,969,015

Gross unrealized appreciation	$1,025,091,616
Gross unrealized depreciation	(253,421,510)

Net unrealized appreciation	$771,670,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$34,175,523	$1,229,103,189		$60,359	$1,263,339,071
Emerging Europe	29,964,463	534,856,708		0	564,821,171
Latin America	553,344,117	69,569,766		0	622,913,883
Middle East/Africa	6,695,681	621,266,517		449,531	628,411,729
Total Common Stocks	$624,179,784	$2,454,796,180	**	$509,890	$3,079,485,854
Convertible Bonds	$—	$—		$0	$0
Corporate Bonds	—	13,306		—	13,306
Equity-Linked Securities	—	24,857,842		63,574	24,921,416
Investment Funds	—	7,212,070		—	7,212,070
Rights	61,445	—		—	61,445
Warrants	51,854	—		—	51,854
Short-Term Investments	—	22,893,176		—	22,893,176
Total Investments	$624,293,083	$2,509,772,574		$573,464	$3,134,639,121

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2013 is not presented.

At March 31, 2013, investments having a value of $69,791,560 and $2,936,878 at June 30, 2012 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the nine months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of the Fund was changed from Eaton Vance Parametric Tax-Managed Emerging Markets Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013